Income Taxes - Components of Income Tax Provision (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Schedule Of Income Taxes [Line Items]
Federal	$ 23	$ (7)	$ (21)
Foreign	341	178	178
State	26	25	2
Income tax provision	$ 390	$ 196	$ 159